LEASES - Unsecured residual value (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
LEASES
Unsecured residual value	$ 64,647	$ 58,051
Technological equipment
LEASES
Unsecured residual value	31,761	27,769
Vehicles
LEASES
Unsecured residual value	21,578	19,330
Machinery and equipment
LEASES
Unsecured residual value	11,170	10,743
Furniture and fixtures
LEASES
Unsecured residual value	$ 138	$ 209